TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning	$ 1,180	$ 413
Increase in uncertain tax position because of tax positions taken during the year	(1,040)	767
Uncertain tax positions, ending	$ 140	$ 1,180